Shareholder Report, Line Graph (Details) - USD ($)	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	May 13, 2025
C000260119 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,543	$ 10,871	$ 10,777	$ 10,746	$ 10,654	$ 10,513	$ 10,556	$ 10,502	$ 10,156	$ 10,000
Solactive GBS United States 1000 Index ($11,727) [Member]
Account Value [Line Items]
Accumulated Value	$ 11,894	$ 11,724	$ 11,717	$ 11,689	$ 11,421	$ 11,019	$ 10,800	$ 10,563	$ 10,052	$ 10,000